Consolidated Statement of Comprehensive Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Income Statement [Abstract]
Profit for the year	₨ 705,377	$ 9,357	₨ 1,068,703	₨ 923,401
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	10,816	143	2,671	5,379
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	28,188	374	18,307	1,458
Total other comprehensive income, net of taxes	39,004	517	20,978	6,837
Total comprehensive income	744,381	9,874	1,089,681	930,238
Total comprehensive income attributable to:
Equity holders of the Company	744,381	9,874	1,089,681	930,238
Non-controlling interest
Comprehensive income	₨ 744,381	$ 9,874	₨ 1,089,681	₨ 930,238